Property and Equipment, net	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, net
4. Property and Equipment, net
Property and equipment, net consists of the following (in thousands):

	June 30, 2021	December 31, 2020

Lab equipment	$30	$30
Computer and office equipment	122	133
Furniture and fixtures	64	64

	216	227
Less accumulated depreciation and amortization	(195)	(193)

	$21	$34

The Company recorded depreciation and amortization expense of $6,400 and $41,000 for the three months ended June 30, 2021 and 2020, respectively, and recorded $13,400 and $87,000 for the six months ended June 30, 2021 and 2020, respectively.